Organization, Basis of Presentation, and Impact of Recent Accounting Pronouncements (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Organization
Organization
New York Community Bancorp, Inc. (on a stand-alone basis, the “Parent Company” or, collectively with its subsidiaries, the “Company”) was organized under Delaware law on July 20, 1993 and is the holding company for New York Community Bank (hereinafter referred to as the “Bank”).
Founded on April 14, 1859 and formerly known as Queens County Savings Bank, the Bank converted from a state-chartered mutual savings bank to the capital stock form of ownership on November 23, 1993, at which date the Company issued its initial offering of common stock (par value: $0.01 per share) at a price of $25.00 per share ($0.93 per share on a split-adjusted basis, reflecting the impact of nine stock splits between 1994 and 2004).
The Bank currently operates 237 branches, 19 of which operate directly under the Community Bank name. The remaining 218 Community Bank branches operate through eight divisional banks: Queens County Savings Bank, Roslyn Savings Bank, Richmond County Savings Bank, Roosevelt Savings Bank, and Atlantic Bank in New York; Garden State Community Bank in New Jersey; AmTrust Bank in Florida and Arizona; and Ohio Savings Bank in Ohio.

Organization
New York Community Bancorp, Inc. (on a stand-alone basis, the “Parent Company” or, collectively with its subsidiaries, the “Company”) was organized under Delaware law on July 20, 1993 and is the holding company for New York Community Bank (hereinafter referred to as the “Bank”).
Founded on April 14, 1859 and formerly known as Queens County Savings Bank, the Bank converted from a state-chartered mutual savings bank to the capital stock form of ownership on November 23, 1993, at which date the Company issued its initial offering of common stock (par value: $0.01 per share) at a price of $25.00 per share ($0.93 per share on a split-adjusted basis, reflecting the impact of nine stock splits between 1994 and 2004).
The Company currently operates 237 branches through eight local divisions, each with a history of service and strength: Queens County Savings Bank, Roslyn Savings Bank, Richmond County Savings Bank, Roosevelt Savings Bank, and Atlantic Bank in New York; Garden State Community Bank in New Jersey; Ohio Savings Bank in Ohio; and AmTrust Bank in Arizona and Florida.

Basis of Presentation
Basis of Presentation
The following is a description of the significant accounting and reporting policies that the Company and its subsidiaries follow in preparing and presenting their consolidated financial statements, which conform to U.S. generally accepted accounting principles (“GAAP”) and to general practices within the banking industry. The preparation of financial statements in conformity with GAAP requires the Company to make estimates and judgments that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements, and the reported amounts of revenues and expenses during the reporting period. Estimates that are particularly susceptible to change in the near term are used in connection with the determination of the allowance for credit losses and the evaluation of goodwill for impairment.
The accompanying consolidated financial statements include the accounts of the Company and other entities in which the Company has a controlling financial interest. All inter-company accounts and transactions are eliminated in consolidation. The Company currently has certain unconsolidated subsidiaries in the form of wholly-owned statutory business trusts, which were formed to issue guaranteed capital securities. See Note 7, Borrowed Funds, for additional information regarding these trusts.
When necessary, certain reclassifications have been made to prior-year amounts to conform to the current-year presentation.

Basis of Presentation
The following is a description of the significant accounting and reporting policies that the Company and its subsidiaries follow in preparing and presenting their consolidated financial statements, which conform to U.S. generally accepted accounting principles (“GAAP”) and to general practices within the banking industry. The preparation of financial statements in conformity with GAAP requires the Company to make estimates and judgments that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements, and the reported amounts of revenues and expenses during the reporting period. Estimates that are used in connection with the determination of the allowance for loan and lease losses and the evaluation of goodwill for impairment,
The accompanying consolidated financial statements include the accounts of the Company and other entities in which the Company has a controlling financial interest. All inter-company accounts and transactions are eliminated in consolidation. The Company currently has certain unconsolidated subsidiaries in the form of wholly-owned statutory business trusts, which were formed to issue guaranteed capital securities. See Note 9, “Borrowed Funds,” for additional information regarding these trusts.
When necessary, certain reclassifications have been made to prior-year amounts to conform to the current-year presentation.

Recently Adopted Accounting Standards
Impact of Recent Accounting Pronouncements
Recently Adopted Accounting Standards
The Company adopted ASU
No. 2020-04
in the first quarter of 2021 upon issuance. The amendments provide optional expedients and exceptions for certain contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of rate reform. The guidance is effective from the date of issuance until December 31, 2022. If certain criteria are met, the amendments allow exceptions to the designation criteria of the hedging relationship and the assessment of hedge effectiveness during the transition period. To date, the guidance has not had a material impact on the Company’s Consolidated Statements of Condition, results of operations, or cash flows. The Company will continue to assess the impact as the reference rate transition occurs.
The Company adopted ASU
No. 2016-13,
Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments and its amendments, (“ASU
No. 2016-13”)
as of January 1, 2020. ASU
No. 2016-13
amended guidance on reporting credit losses for assets held on an amortized cost basis and available-for-sale
debt securities. For assets held at amortized cost, ASU
No. 2016-13
eliminated the probable initial recognition threshold in current GAAP and, instead, requires an entity to reflect its current estimate of all expected credit losses. The amendments in ASU
No. 2016-13
replaced the incurred loss impairment methodology with a methodology that reflects the measurement of expected credit losses based on relevant information about past events, including historical loss experience, current conditions, and reasonable and supportable forecasts that affect the collectability of the reported amounts. The allowance for credit losses is a valuation account that is deducted from the amortized cost basis of financial assets to present the net amount expected to be collected. For available-for-sale
debt securities, credit losses will be presented as an allowance rather than as a write-down. The amendments affected loans, debt securities, trade receivables, off-balance
sheet credit exposures, reinsurance receivables, and any other financial assets not excluded from the scope that have the contractual right to receive cash.
The Company adopted ASU
No. 2016-13
on a modified retrospective basis with a cumulative-effect adjustment to retained earnings as of the adoption date and, accordingly, the Company recorded a net of tax decrease of $10.5 million to retained earnings as of January 1, 2020. A prospective transition approach was required for debt securities for which an OTTI had been recognized before the effective date. The effect of the prospective transition approach was to maintain the same amortized cost basis before and after the effective date of ASU
No. 2016-13.
Amounts previously recognized in accumulated other comprehensive income (loss) as of the date of adoption that relate to improvements in cash flows expected to be collected continue to be accreted into income over the remaining life of the asset. Recoveries of amounts previously written off relating to improvements in cash flows after the date of adoption are recorded in earnings when received.
The Company adopted, on a prospective basis, ASU
No. 2017-04,
Intangibles—Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment as of January 1, 2020. ASU
No. 2017-04
eliminates the second step of the goodwill impairment test which requires an entity to determine the implied fair value of the reporting unit’s goodwill. Instead, an entity recognizes an impairment loss if the carrying value of the net assets assigned to the reporting unit exceeds the fair value of the reporting unit, with the impairment loss not to exceed the amount of goodwill recorded. ASU
No. 2017-04
does not amend the optional qualitative assessment of goodwill impairment.
The adoption of ASU
No. 2017-04
did not have a material effect on the Company’s Consolidated Statements of Condition, results of operations, or cash flows. During the three months ended March 31, 2021, the Company assessed the current environment, including the estimated impact of the
COVID-19
pandemic on macroeconomic variables and economic forecasts and how those might impact the fair value of its reporting unit. After consideration of the items above and the first three months 2021 results, the Company determined it was not more-likely-than-not
that the fair value of its reporting unit was below its book value as of March 31, 2021.

Impact of Recent Accounting Pronouncements
Recently Adopted Accounting Standards
The Company adopted ASU
No. 2020-04
in the first quarter of 2020 upon issuance. The amendments provide optional expedients and exceptions for certain contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of rate reform. The guidance is effective from the date of issuance until December 31, 2022. If certain criteria are met, the amendments allow exceptions to the designation criteria of the hedging relationship and the assessment of hedge effectiveness during the transition period. To date, the guidance has not had a material impact on the Company’s Consolidated Statements of Condition, results of operations, or cash flows. The Company will continue to assess the impact as the reference rate transition occurs.
The Company adopted ASU
No. 2016-13,
Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments and its amendments, (“ASU
No. 2016-13”)
as of January 1, 2020. ASU
No. 2016-13
amended guidance on reporting credit losses for assets held on an amortized cost basis and available-for-sale
debt securities. For assets held at amortized cost, ASU
No. 2016-13
eliminated the probable initial recognition threshold in current GAAP and, instead, requires an entity to reflect its current estimate of all expected credit losses. The amendments in ASU
No. 2016-13
replaced the incurred loss impairment methodology with a methodology that reflects the measurement of expected credit losses based on relevant information about past events, including historical loss experience, current conditions, and reasonable and supportable forecasts that affect the collectability of the reported amounts. The allowance for credit losses is a valuation account that is deducted from the amortized cost basis of financial assets to present the net amount expected to be collected. For available-for-sale
debt securities, credit losses will be presented as an allowance rather than as a write-down. The amendments affected loans, debt securities, trade receivables, off-balance
sheet credit exposures, reinsurance receivables, and any other financial assets not excluded from the scope that have the contractual right to receive cash.
The Company adopted ASU
No. 2016-13
on a modified retrospective basis with a cumulative-effect adjustment to retained earnings as of the adoption date and, accordingly, the Company recorded a net of tax decrease of $10.5 million to retained earnings as of January 1, 2020. The results for prior period amounts continue to be reported in accordance with previously applicable GAAP. A prospective transition approach was required for debt securities for which an OTTI had been recognized before the effective date. The effect of the prospective transition approach was to maintain the same amortized cost basis before and after the effective date of ASU
No. 2016-13.
Amounts previously recognized in accumulated other
comprehensive income (loss) as of the date of adoption that relate to improvements in cash flows expected to be collected continue to be accreted into income over the remaining life of the asset. Recoveries of amounts previously written off relating to improvements in cash flows after the date of adoption are recorded in earnings when received.
The Company adopted ASU
No. 2018-13,
Fair Value Measurement (Topic 820): Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement on January 1, 2020. The purpose of ASU
No. 2018-13
is to improve the effectiveness of disclosures in the notes to financial statements by facilitating clear communication of the information required by GAAP that is most important to users of each entity’s financial statements. The amendments remove the disclosure requirements for transfers between Levels 1 and 2 of the fair value hierarchy, the disclosure of the policy for timing of transfers between levels of the fair value hierarchy, and the disclosure of the valuation processes for Level 3 fair value measurements. Additionally, the amendments modify the disclosure requirements for investments in certain entities that calculate net asset value and measurement uncertainty. Finally, the amendments added disclosure requirements for the changes in unrealized gains and losses included in other comprehensive income for recurring Level 3 fair value measurements and the range and weighted average of significant unobservable inputs used to develop Level 3 measurements. The amendments on changes in unrealized gains and losses, the range and weighted average of significant unobservable inputs used to develop Level 3 fair value measurements and the narrative description of measurement uncertainty are applied prospectively for only the most recent interim or annual period presented in the initial fiscal year of adoption. All other amendments are applied retrospectively to all periods presented upon their effective date. The adoption of ASU
No. 2018-13
did not have a material effect on the Company’s Consolidated Statements of Condition, results of operations, or cash flows.
The Company adopted, on a prospective basis, ASU
No. 2017-04,
Intangibles—Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment as of January 1, 2020. ASU
No. 2017-04
eliminates the second step of the goodwill impairment test which requires an entity to determine the implied fair value of the reporting unit’s goodwill. Instead, an entity recognizes an impairment loss if the carrying value of the net assets assigned to the reporting unit exceeds the fair value of the reporting unit, with the impairment loss not to exceed the amount of goodwill recorded. ASU
No. 2017-04
does not amend the optional qualitative assessment of goodwill impairment. The impact of this adoption on the Company’s Consolidated Statements of Condition, results of operations, or cash flows will be dependent upon goodwill impairment determinations made after January 1, 2020.
The adoption of ASU
No. 2017-04
did not have a material effect on the Company’s Consolidated Statements of Condition, results of operations, or cash flows. During the year ended December 31, 2020, the Company assessed the current environment, including the estimated impact of the
COVID-19
pandemic on macroeconomic variables and economic forecasts and how those might impact the fair value of its reporting unit. After consideration of the items above and the year 2020 results, the Company determined it was not more-likely-than-not
that the fair value of its reporting unit was below its book value as of December 31, 2020.